Financial risk management - Liquidity risk (Details) - Secured lines of credit with certain Israeli banks $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Liquidity risk
Face amount of loan	$ 3
Variable rate instruments
Liquidity risk
Interest rate basis	LIBOR
Variable rate instruments | Minimum
Liquidity risk
Interest rate spread	0.40%
Variable rate instruments | Maximum
Liquidity risk
Interest rate spread	2.00%